Risk management - Credit risk portfolio - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Percentage of increase (decrease) in portfolio size	2.64%
Outstanding amount in portfolio	€ 938,061	€ 913,977
Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	46,549	53,855
Increase (decrease) in maximum exposure to credit risk	(7,200)
Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	52,513	52,699
Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	52,513	52,699
Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	105,043	107,094
Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	56,594	48,906
Increase (decrease) in maximum exposure to credit risk	7,700
Other industries
Disclosure of credit risk exposure [line items]
Increase (decrease) in maximum exposure to credit risk	6,100
Retail Challengers & Growth Markets
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 253,391	243,334
Industry composition percentage	76.00%
Retail Challengers & Growth Markets | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 694	692
Retail Challengers & Growth Markets | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,439	3,536
Retail Challengers & Growth Markets | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	23,541	22,573
Retail Challengers & Growth Markets | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	504	395
Retail Benelux
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 250,056	244,232
Industry composition percentage	65.00%
Retail Benelux | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 1,160	1,225
Retail Benelux | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	22,648	22,691
Retail Benelux | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Retail Benelux | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,379	1,473
Wholesale Banking
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	428,616	420,606
Foreign exchange rate changes, negative impact on portfolio growth amount	€ 6,300
Foreign exchange rate changes, negative impact on portfolio growth percent	6200000000.00%
Wholesale Banking | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 44,695	51,937
Wholesale Banking | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	26,426	26,472
Wholesale Banking | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	80,006	83,878
Wholesale Banking | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	54,274	46,597
Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 714,997	€ 685,831
Rating class concentration increase or (decrease) percentage	76.20%	75.00%
Percentage of total outstandings	99.00%
Investment grade | Retail Challengers & Growth Markets
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	75.20%	76.10%
Investment grade | Retail Benelux
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	24.00%	9.30%
Investment grade | Wholesale Banking
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	81.20%	79.70%
Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 203,786	€ 212,037
Rating class concentration increase or (decrease) percentage	21.70%	23.20%
Non-Investment grade | Wholesale Banking
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	16.80%	19.10%
Substandard grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 7,569	€ 3,985
Rating class concentration increase or (decrease) percentage	0.80%	0.40%
Substandard grade | Retail Benelux
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	1.00%	0.80%
Substandard grade | Wholesale Banking
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	0.20%	1.00%
Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 11,708	€ 12,124
Rating class concentration increase or (decrease) percentage	1.20%	1.30%
Non-performing loans | Retail Challengers & Growth Markets
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	1.00%	1.30%
Non-performing loans | Wholesale Banking
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	1.00%	0.90%
US dollar | Wholesale Banking
Disclosure of credit risk exposure [line items]
Appreciation (depreciation) in currency value	(5.30%)
Australian Dollar | Wholesale Banking
Disclosure of credit risk exposure [line items]
Appreciation (depreciation) in currency value	(1.80%)
Turkish Lira | Wholesale Banking
Disclosure of credit risk exposure [line items]
Appreciation (depreciation) in currency value	(23.70%)
Business lending
Disclosure of credit risk exposure [line items]
Percentage of total outstandings	40.40%	45.30%
Netherlands
Disclosure of credit risk exposure [line items]
Increase (decrease) in portfolio size	€ 24,100
Outstanding amount in portfolio	€ 218,548	€ 229,682
Overall portfolio percent	23.30%	25.10%
Netherlands | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 3,084	€ 3,734
Netherlands | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	17,586	17,426
Netherlands | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	35,202	46,902
Netherlands | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,710	3,043
Netherlands | Retail Challengers & Growth Markets
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	254	173
Netherlands | Retail Benelux
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	154,253	152,597
Netherlands | Wholesale Banking
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	61,143	74,175
Netherlands | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	174,971	180,698
Netherlands | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	40,325	45,530
Netherlands | Substandard grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 1,508	€ 1,230
Percentage of total outstandings	0.70%	0.50%
Netherlands | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 1,743	€ 2,224
Percentage of total outstandings	0.80%	1.00%
Netherlands | Private Individuals
Disclosure of credit risk exposure [line items]
Increase (decrease) in portfolio size	€ (11,700)
Percentage of total outstandings	62.50%
Netherlands | Private Individuals | Excluding Central Banks
Disclosure of credit risk exposure [line items]
Percentage of total outstandings	62.30%
Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 116,580	€ 117,919
Belgium | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,356	1,180
Belgium | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,112	10,011
Belgium | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	14,338	18,253
Belgium | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,041	921
Belgium | Retail Challengers & Growth Markets
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	669	948
Belgium | Retail Benelux
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	88,767	84,748
Belgium | Wholesale Banking
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	27,144	32,205
Belgium | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	76,244	78,195
Belgium | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	36,036	35,600
Belgium | Substandard grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 984	€ 868
Percentage of total outstandings	0.80%	0.70%
Belgium | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 3,316	€ 3,256
Percentage of total outstandings	2.80%
Belgium | Private Individuals
Disclosure of credit risk exposure [line items]
Increase (decrease) in portfolio size	€ (3,900)
Italy
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	17,700
Switzerland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	25,000
Switzerland | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	15,300
Romania
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,300
Turkey
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7,800
Russia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,600
UK
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	28,179	28,567
UK | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,442	4,487
UK | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	413	436
UK | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	427	2,853
UK | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,229	7,764
UK | Retail Challengers & Growth Markets
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	185	109
UK | Retail Benelux
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	152	187
UK | Wholesale Banking
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	27,735	28,193
UK | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	23,160	22,820
UK | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,634	5,234
UK | Substandard grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	41	56
UK | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 344	€ 458
Credit grade percentage	1.20%	1.60%
USA | Investment grade
Disclosure of credit risk exposure [line items]
Credit grade percentage	77.60%	73.00%
USA | Non-Investment grade
Disclosure of credit risk exposure [line items]
Credit grade percentage	21.30%	25.10%
USA | Substandard grade
Disclosure of credit risk exposure [line items]
Credit grade percentage	0.40%
USA | Non-performing loans
Disclosure of credit risk exposure [line items]
Credit grade percentage	0.80%	1.50%
Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 56,116	€ 51,382
Australia | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,028	1,013
Australia | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,263	4,045
Australia | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,695	1,168
Australia | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	896	411
Australia | Retail Challengers & Growth Markets
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	46,281	42,405
Australia | Retail Benelux
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	16	18
Australia | Wholesale Banking
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,817	8,957
Australia | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	41,476	38,200
Australia | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	13,914	11,998
Australia | Substandard grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	257	217
Australia | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 470	€ 966
Credit grade percentage	0.80%	1.90%
France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 23,576	€ 26,517
France | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	470	405
France | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,155	3,254
France | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	35	1,039
France | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,220	1,790
France | Retail Challengers & Growth Markets
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,448	7,123
France | Retail Benelux
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	643	606
France | Wholesale Banking
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	18,484	18,786
France | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	17,545	20,622
France | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,814	5,774
France | Substandard grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	16	2
France | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 201	€ 119
Credit grade percentage	0.90%	0.40%
Europe | Substandard grade
Disclosure of credit risk exposure [line items]
Credit grade percentage	3.00%	0.40%
Europe | Non-performing loans
Disclosure of credit risk exposure [line items]
Credit grade percentage	1.60%	1.30%